Post-employment benefit plans - Components of Post-Employment Benefit (Obligations) Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	$ (685)
Interest on obligations	(20)	$ (46)
Actuarial gains (losses)	3,020	732
Post-employment benefit obligations, December 31	1,738	(685)
Post-employment benefit assets	3,472	1,277
Post-employment benefit obligations	(1,734)	(1,962)
Experience gains (losses) included in actuarial gains	907	2,613
Actual return on plan assets	$ 1,486	$ 3,434
Actual return on plan assets, percent	5.70%	13.70%
Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	$ (28,749)	$ (27,179)
Current service cost	(225)	(221)
Interest on obligations	(736)	(828)
Actuarial gains (losses)	2,250	(1,920)
Benefit payments	1,467	1,409
Employee contributions	(9)	(10)
Other	1	0
Post-employment benefit obligations, December 31	(26,001)	(28,749)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	28,129	25,850
Interest on obligations	716	782
Actuarial gains (losses)	770	2,652
Benefit payments	(1,467)	(1,409)
Employer contributions	233	244
Employee contributions	9	10
Other	1	0
Post-employment benefit obligations, December 31	28,391	28,129
Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(620)
Post-employment benefit obligations, December 31	2,390	(620)
Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(65)
Post-employment benefit obligations, December 31	(652)	(65)
DB PENSION PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	571
Current service cost	(223)	(219)
Interest on obligations	11	(10)
Post-employment benefit obligations, December 31	2,844	571
Post-employment benefit assets	3,472	1,277
Post-employment benefit obligations	(628)	(706)
DB PENSION PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(27,149)	(25,650)
Current service cost	(223)	(219)
Interest on obligations	(697)	(782)
Actuarial gains (losses)	2,137	(1,830)
Benefit payments	1,396	1,342
Employee contributions	(9)	(10)
Other	1	0
Post-employment benefit obligations, December 31	(24,544)	(27,149)
DB PENSION PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	27,785	25,530
Interest on obligations	708	772
Actuarial gains (losses)	766	2,632
Benefit payments	(1,396)	(1,342)
Employer contributions	168	183
Employee contributions	9	10
Other	0	0
Post-employment benefit obligations, December 31	28,040	27,785
DB PENSION PLANS | Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	636
Post-employment benefit obligations, December 31	3,496	636
DB PENSION PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(65)
Post-employment benefit obligations, December 31	(652)	(65)
OPEB PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,256)
Current service cost	(2)	(2)
Interest on obligations	(31)	(36)
Post-employment benefit obligations, December 31	(1,106)	(1,256)
Post-employment benefit assets	0	0
Post-employment benefit obligations	(1,106)	(1,256)
OPEB PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,600)	(1,529)
Current service cost	(2)	(2)
Interest on obligations	(39)	(46)
Actuarial gains (losses)	113	(90)
Benefit payments	71	67
Employee contributions	0	0
Other	0	0
Post-employment benefit obligations, December 31	(1,457)	(1,600)
OPEB PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	344	320
Interest on obligations	8	10
Actuarial gains (losses)	4	20
Benefit payments	(71)	(67)
Employer contributions	65	61
Employee contributions	0	0
Other	1	0
Post-employment benefit obligations, December 31	351	344
OPEB PLANS | Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,256)
Post-employment benefit obligations, December 31	(1,106)	(1,256)
OPEB PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	0
Post-employment benefit obligations, December 31	$ 0	$ 0